GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
Summary of carrying values of indefinite life and definite life intangible assets

	December 31, 2020	December 31, 2019
Carrying amounts
Indefinite life	$641.4	$612.1
Definite life	2,452.0	2,235.9
	$3,093.4	$2,848.0

Summary of changes in cost and amortization of goodwill and intangible assets

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets:

			Trade name,
		Customer lists	C of A
		and municipal	and other	Non-compete
	Goodwill	contracts	licenses	agreements	Total
Cost
Balance, December 31, 2018	$4,979.3	$2,337.6	$580.0	$150.7	$8,047.6
Acquisitions via business combinations	257.4	131.8	117.3	40.3	546.8
Changes in foreign exchange	(128.3)	(43.3)	(1.7)	(3.2)	(176.5)
Goodwill adjustment	65.4	—	—	—	65.4
Balance, December 31, 2019	5,173.8	2,426.1	695.6	187.8	8,483.3

Balance, December 31, 2019	5,173.8	2,426.1	695.6	187.8	8,483.3
Acquisitions via business combinations	1,470.6	449.2	31.0	216.1	2,166.9
Changes in foreign exchange	(144.0)	(30.7)	(3.4)	(6.4)	(184.5)
Balance, December 31, 2020	6,500.4	2,844.6	723.2	397.5	10,465.7
Accumulated amortization
Balance, December 31, 2018	—	114.1	—	13.9	128.0
Amortization	—	295.0	4.8	34.3	334.1
Changes in foreign exchange	—	(0.5)	—	(0.1)	(0.6)
Balance, December 31, 2019	—	408.6	4.8	48.1	461.5

Balance, December 31, 2019	—	408.6	4.8	48.1	461.5
Amortization	—	341.6	8.9	76.5	427.0
Changes in foreign exchange	—	(12.2)	(0.8)	(3.6)	(16.6)
Balance, December 31, 2020	—	738.0	12.9	121.0	871.9
Carrying amounts
At December 31, 2019	$5,173.8	$2,017.5	$690.8	$139.7	$8,021.8
At December 31, 2020	$6,500.4	$2,106.6	$710.3	$276.5	$9,593.8